Borrowings - Debt Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 3,353,891
Not later than one year
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	305,975
Later than one year and not later than three years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	1,196,148
Later than three years and not later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	730,712
Later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 1,121,056
Average
Borrowings Repayment Schedule / Total
Interest rate	4.30%	3.02%